SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenues		$ 1,727,923	$ 5,736,801	$ 5,188,942
Adjusted property EBITDA
Total adjusted property EBITDA		(104,276)	1,689,472	1,486,363
Operating costs and expenses:
Payments to the Philippine Parties		(12,989)	(57,428)	(60,778)
Pre-opening costs		(1,322)	(4,847)	(55,390)
Development costs		(25,616)	(57,433)	(23,029)
Amortization of gaming subconcession		(57,411)	(56,841)	(56,809)
Amortization of land use rights		(22,886)	(22,659)	(22,646)
Depreciation and amortization		(538,233)	(571,705)	(488,446)
Land rent to Belle		(3,195)	(3,061)	(3,001)
Share-based compensation		(54,392)	(31,797)	(25,143)
Property charges and other		(47,223)	(20,815)	(29,147)
Corporate and Other expenses		(73,014)	(115,208)	(108,527)
Total operating costs and expenses		(836,281)	(941,794)	(872,916)
Operating (loss) income		(940,557)	747,678	613,447
Non-operating income (expenses):
Interest income		5,134	9,311	5,471
Interest expenses, net of amounts capitalized		(340,839)	(310,102)	(264,880)
Other financing costs		(7,955)	(2,738)	(4,630)
Foreign exchange losses, net		(2,079)	(10,756)	(10,497)
Other (expenses) income, net		(150,969)	(23,914)	3,684
Loss on extinguishment of debt		(19,952)	(6,333)	(3,461)
Costs associated with debt modification		(310)	(579)	0
Total non-operating expenses, net		(516,970)	(345,111)	(274,313)
(Loss) income before income tax		(1,457,527)	402,567	339,134
Income tax credit (expense)		2,913	(8,339)	(238)
Net (loss) income		(1,454,614)	394,228	338,896
Net loss (income) attributable to noncontrolling interests		191,122	(21,055)	1,403
Net (loss) income attributable to Melco Resorts & Entertainment Limited		(1,263,492)	373,173	340,299
Corporate and Other [Member]
Operating revenues
Total operating revenues		25,913	51,250	46,271
Macau [Member]
Operating revenues
Total operating revenues		1,426,317	4,988,341	4,496,773
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(135,539)	1,412,624	1,208,703
Macau [Member] | Mocha Clubs [Member]
Operating revenues
Total operating revenues		65,322	117,473	113,432
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	3,560	23,280	21,490
Macau [Member] | Altira Macau [Member]
Operating revenues
Total operating revenues		108,854	465,056	471,292
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(58,773)	51,470	55,547
Macau [Member] | City of Dreams [Member]
Operating revenues
Total operating revenues		985,619	3,050,491	2,543,649
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(1,326)	922,776	756,378
Macau [Member] | Studio City [Member]
Operating revenues
Total operating revenues		266,522	1,355,321	1,368,400
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(79,000)	415,098	375,288
The Philippines [Member] | City of Dreams Manila [Member]
Operating revenues
Total operating revenues		224,688	602,479	612,947
Adjusted property EBITDA
Total adjusted property EBITDA		28,983	247,091	269,199
Cyprus [Member] | Cyprus Operations [Member]
Operating revenues
Total operating revenues		51,005	94,731	32,951
Adjusted property EBITDA
Total adjusted property EBITDA		$ 2,280	$ 29,757	$ 8,461

[1]	“Adjusted property EBITDA” is net (loss) income before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.